Overview and basis of preparation (Details) $ in Thousands, € in Millions		1 Months Ended	2 Months Ended	6 Months Ended
	Jun. 30, 2026 USD ($) market	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($) market	Jun. 30, 2025 USD ($)		Jun. 30, 2026 EUR (€) market	Jun. 03, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
Number of markets | market	29			29			29
Current net defined benefit liability	$ 4,701,860			$ 4,701,860
Net loss				842,448	$ 1,193,079	[1]
Cash used for operating activities				849,906	497,652
Cash used for investing activities				210,853	321,675
Equity issuances				679,874	200,000
Debt-to-equity conversion				640,000
Borrowings	5,903,375			5,903,375	5,598,805				$ 6,359,905		$ 4,938,901
Equity Issuances, February and March 2026
Disclosure of classes of share capital [line items]
Equity issuances			$ 700,000
Snita Term Loan Facility
Disclosure of classes of share capital [line items]
Debt-to-equity conversion	66,000	$ 274,000		341,257
Geely Term Loan Facility
Disclosure of classes of share capital [line items]
Debt-to-equity conversion	300,000			300,000
Borrowings	300,000			300,000				$ 300,000
Green Trade Finance Facility
Disclosure of classes of share capital [line items]
Maximum borrowing capacity | €							€ 450.0			€ 400.0
Club Loan
Disclosure of classes of share capital [line items]
Borrowings	988,871			988,871	$ 995,884				$ 998,840		$ 933,175
Minimum | Non Current Liabilities | Club Loan
Disclosure of classes of share capital [line items]
Debt instruments held | €							€ 400.0
Maximum | Non Current Liabilities | Club Loan
Disclosure of classes of share capital [line items]
Debt instruments held	$ 5,500,000			$ 5,500,000

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).